Net Income Per Common Share (Details) - Schedule of Common Stock Equivalents - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
VASO CORPORATION [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted common stock grants				2,000